Segments and Geographical Information (Details) - Schedule of total revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,557	$ 14,946
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,493	11,086
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,169	1,679
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	593	1,392
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	250	323
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,052	$ 466